WARRANTS (Tables)	12 Months Ended
Dec. 31, 2020
Warrants
Schedule of transactions involving of warrants

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2018	129	$861.515
Granted	—	$—
Forfeited	(46)	$2,008,492
Outstanding at December 31, 2019	83	$225,842	1.8
Granted	—	$—
Forfeited	(12)	$787,500
Outstanding at December 31, 2020	53	$5,033	1.0

Exercisable at December 31, 2020	53	$5,033	1.0

Schedule of outstanding common stock purchase warrants

	Number of shares	Weighted- average exercise price	Expiration
Issued to consultants	1	$244,688	August 2023
Issued pursuant to 2016 financings	30	$23	December 2021
Issued pursuant to 2017 financings	22	$972	March 2022 through April 2022
	53